FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

At December 31, 2019

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB

Assets
Equity securities
-Listed equity securities	922,808	—	—	922,808
-Wealth management products	—	443,008	—	443,008
-Private equity funds measured at NAV*	—	—	—	184,596
Debt securities
-Listed corporate bonds	179,365	—	—	179,365
-Unlisted subordinated corporate bonds	—	—	30,000	30,000
Total	1,102,173	443,008	30,000	1,759,777

Liabilities
Other liabilities
-Payable to other investors of consolidated funds measured at NAV*	—	—	—	6,578
Amount due to related parties
-Payable to related parties of consolidated funds measured at NAV*	—	—	—	4,426
Total	—	—	—	11,004

At December 31, 2018

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB

Assets
Equity securities
-Listed equity securities	635,017	—	—	635,017
-Wealth management products	—	149,844	—	149,844
-Private equity funds measured at NAV*	—	—	—	157,476
Total	635,017	149,844	—	942,337

Liabilities
Other liabilities
-Payable to other investors of consolidated funds measured at NAV*	—	—	—	12,745
Total	—	—	—	12,745

* Financial assets and liabilities that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.

Summary of reconciliations of assets categorized within Level 3 under the fair value hierarchy

Unlisted subordinated corporate bonds
Amounts
RMB
Balance at December 31, 2018	—
Purchases	30,000
Balance at December 31, 2019	30,000

Schedule of carrying values and estimated fair values of financial assets and liabilities

	Total
	carrying				Estimated
At December 31, 2019	value	Level 1	Level 2	Level 3	fair value
	RMB	RMB	RMB	RMB	RMB
Assets
Cash	209,507	209,507	—	—	209,507
Entrusted bank balances held on behalf of customers	89,157	89,157	—	—	89,157
Deposits with clearing organizations	20,330	20,330	—	—	20,330
Reverse repurchase agreement	136,097	—	136,097	—	136,097
Other financial assets	347,295	—	347,295	—	347,295
Total	802,386	318,994	483,392	—	802,386

Liabilities
Other financial liabilities	121,130	—	121,130	—	121,130
Total	121,130	—	121,130	—	121,130

	Total
	carrying				Estimated
At December 31, 2018	value	Level 1	Level 2	Level 3	fair value
	RMB	RMB	RMB	RMB	RMB
Assets
Cash	257,789	257,789	—	—	257,789
Entrusted bank balances held on behalf of customers	73,226	73,226	—	—	73,226
Deposits with clearing organizations	34,215	34,215	—	—	34,215
Reverse repurchase agreement	533,699	—	533,699	—	533,699
Other financial assets	326,178	—	326,178	—	326,178
Total	1,225,107	365,230	859,877	—	1,225,107

Liabilities
Other financial liabilities	119,469	—	119,469	—	119,469
Total	119,469	—	119,469	—	119,469